Components of Other Comprehensive Loss	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
Components of Other Comprehensive Loss

6. Components of Other Comprehensive Loss

Changes in other comprehensive loss under equity of our consolidated statements of financial position for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Foreign currency translation differences of subsidiaries	Net loss on financial investments at FVPL – net of tax	Net transactions on cash flow hedges – net of tax	Revaluation increment on investment properties – net of tax	Remeasurements of post-employment benefit obligations -net of tax	Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method	Fair value changes of financial instrument at FVOCI	Total other comprehensive income (loss) attributable to equity holders of PLDT	Share of noncontrolling interests	Total other comprehensive income (loss) – net of tax
	(in million pesos)
Balances as at January 1, 2025	(47)	—	(1,175)	1,740	(39,722)	(29)	—	(39,233)	(50)	(39,283)
Other comprehensive income (loss)	(127)	—	167	4,087	(626)	(1)	—	3,500	(8)	3,492
Balances as at December 31, 2025	(174)	—	(1,008)	5,827	(40,348)	(30)	—	(35,733)	(58)	(35,791)

Balances as at January 1, 2024	(14)	—	(1,414)	544	(38,260)	(21)	—	(39,165)	10	(39,155)
Other comprehensive income (loss)	(33)	—	239	1,196	(1,462)	(8)	—	(68)	(60)	(128)
Balances as at December 31, 2024	(47)	—	(1,175)	1,740	(39,722)	(29)	—	(39,233)	(50)	(39,283)

Balances as at January 1, 2023	133	(9)	(1,549)	544	(32,856)	(20)	(3)	(33,760)	25	(33,735)
Other comprehensive income (loss)	(139)	—	200	—	(5,469)	3	—	(5,405)	(15)	(5,420)
	(6)	(9)	(1,349)	544	(38,325)	(17)	(3)	(39,165)	10	(39,155)
Adjustments	(8)	9	(65)	—	65	(4)	3	—	—	—
Balances as at December 31, 2023	(14)	—	(1,414)	544	(38,260)	(21)	—	(39,165)	10	(39,155)

Revaluation increment on investment properties pertains to the difference between the carrying value and fair value of property and equipment transferred to investment property at the time of change in classification.